Class I | William Blair Ready Reserves Fund
SUMMARY WILLIAM BLAIR READY RESERVES FUND
INVESTMENT OBJECTIVE:
The Fund seeks current income, a stable share price and daily liquidity.
FEES AND EXPENSES:
This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class I William Blair Ready Reserves Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I William Blair Ready Reserves Fund
Management Fee		0.24%
Other Expenses	[1]	0.03%
Total Annual Fund Operating Expenses		0.27%
[1]	"Other Expenses" as estimated for Class I shares since no shares have been issued as of the date of this Prospectus.

Example:
This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class I William Blair Ready Reserves Fund	28	87	152	343

PRINCIPAL INVESTMENT STRATEGIES:
The Fund invests primarily in short-term U.S. dollar-denominated domestic money market instruments, which include securities issued by domestic companies; the U.S. Government, its agencies and instrumentalities; and U.S. banks. The Fund invests exclusively in securities that are high quality, which means that they are rated in the top two categories by a nationally recognized statistical rating organization. The Fund reserves the right to invest more than 25% of its assets in the domestic banking industry. The Fund may also invest in U.S. dollar-denominated money market instruments issued by foreign banks, foreign governments and multinational organizations, such as the World Bank. The Fund may also invest in asset-backed securities, repurchase agreements, Section 4(2) commercial paper, when-issued and delayed delivery securities and variable rate securities, each of which is more fully described in the Investment Glossary. The Fund is designed to be highly liquid and seeks to maintain a net asset value of $1.00 per share although there is no guarantee that the net asset value of $1.00 per share of the Fund will be maintained. The Fund is designed for investors who seek to obtain the maximum current income consistent with the preservation of capital.
PRINCIPAL RISKS:
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. As with any money market fund, there is a risk that the issuers or guarantors of securities will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should not rely on or expect the Adviser to purchase distressed assets, make capital infusions, enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. To the extent the Fund invests in short-term U.S. dollar-denominated foreign money market instruments, investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of, but not limited to, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war and expropriation. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in the Fund may have a significant adverse effect on the share price of the Fund. Because the Fund may concentrate its assets in the banking industry, the Fund’s performance may depend in large part on that industry. The SEC has proposed reforms intended to address perceived systemic risks associated with money market funds, and such regulatory action, if adopted, may affect the Fund’s operations and/or return potential. Of course, for all mutual funds there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result.
FUND PERFORMANCE HISTORY(1):	[1]
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual return for the years indicated compares with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Annual Total Returns.
The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.

Highest Quarterly Return 1.18% (4Q06)	Lowest Quarterly Return 0.00% (4Q09)

Average Annual Total Returns (For the periods ended December 31, 2013).
Average Annual Total Returns Class I William Blair Ready Reserves Fund	1 Year	5 Years	10 Years
Class N Shares	0.01%	0.03%	1.48%
AAA Rated Money Market Funds	0.01%	0.05%	1.47%

For current yield information see: https://www.williamblairfunds.com/funds_and_performance/share_class_n/total_returns.fs.

[1]	Although the Class I shares have been registered since 1999, they were not previously offered. As a result, the Class I shares do not have returns to report. Returns for the Class N shares of the Fund, which are offered in a separate prospectus, are reported instead. The returns for the Class I shares will be substantially similar to those of the Class N shares shown in the chart above because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the Class I shares will differ from the Class N shares only to the extent that the expenses of the classes differ.